Available-For-Sale And Held-To-Maturity Securities (Narrative) (Details)		12 Months Ended
		Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Other Than Temporary Impairment Credit Losses Recognized In Earnings [Line Items]
Proceeds from sale of available-for-sale securities		$ 0	$ 641,600,000	$ 300,300,000
Net realized gains resulting from sale of available-for-sale securities			3,200,000	3,700,000
Unrealized gains (losses) recorded in accumulated other comprehensive income	[1],[2]	5,803,000	1,389,000	$ 1,838,000
Financial instruments pledged as collateral		2,000,000,000	1,100,000,000
Trading securities pledged		$ 1,700,000,000	1,100,000,000
Number of available for sale securities whose amortized costs exceeded their fair values | security		146
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		$ 20,411,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		4,772,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		$ 1,282,277,000
Percentage of available-for-sale portfolio		40.30%
Held-to-maturity, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions | security		57
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss		$ 20,446,000
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss		2,895,000
Credit-related OTTI		0	0
Gross unrealized losses related to investment portfolio	[3]	20,411,000	$ 13,298,000
OTTI on all other securities		0
Available-for-sale and Held-to-maturity Securities [Member]
Other Than Temporary Impairment Credit Losses Recognized In Earnings [Line Items]
Gross unrealized losses related to investment portfolio		$ 40,900,000

[1]	Net of taxes of $0.3 million, $0.7 million, and $2.1 million for the years ended December 31, 2016, 2015, and 2014, respectively.
[2]	There were no reclassifications to earnings of realized gains for the year ended December 31, 2016. Amounts are net of reclassifications to earnings of realized gains of $2.1 million and $2.3 million for the years ended December 31, 2015 and 2014, respectively.
[3]	Unrealized gains/(losses) related to available-for-sale securities are reported in accumulated other comprehensive loss.